February 19, 2009



VIA ELECTRONIC TRANSMISSION
---------------------------

Attn:  Filing Desk
U.S. Securities & Exchange Commission
100 F Street N.E.
Washington, D.C.  20549


      Re:  James Advantage Funds Post-Effective Amendment No. 20
           Securities Act of 1933 File No. 333-37277
           Investment Company Act of 1940 File No. 811-8411

Dear Sir/Madam:

      On behalf of the James Advantage Funds, I am transmitting via EDGAR Post-Effective Amendment No. 20 to the James Advantage Fund's Registration Statement on Form N-1A. The Amendment is filed pursuant to Rule 485(b) under the Securities Act of 1933 primarily for the purpose of providing audited financial and other updated information. It does not contain any disclosures which would render it ineligible to become effective under Rule 485(b).

      If you have any questions, please contact Jay S. Fitton at (513) 878-4066.


                                                  Very truly yours,

                                                  /s/ Jay S. Fitton

                                                  Jay S. Fitton
                                                  Assistant Secretary